Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Affiliates
Schedule of investments in affiliates

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Kunshan Jingzhao	8,520	8,690	1,224
Wanjia Win-Win	91,588	89,249	12,570
Others	15,609	15,839	2,231
Funds that the Group serves as general partner	1,376,103	1,412,766	198,984
-Gopher Transform Private Fund	104,429	102,100	14,380
-Real estate funds and real estate funds of funds	84,719	105,531	14,864
-Private equity funds of funds	1,175,904	1,201,703	169,256
-Others	11,051	3,432	484
Total investments in affiliates	1,491,820	1,526,544	215,009

Schedule of Summarized Financial Information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2022 and 2023:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Balance sheet data:
Current assets	3,854,948	3,348,901	471,683
Non-current assets	33,600,840	31,949,789	4,500,034
Current liabilities	1,778,558	1,853,262	261,026
Non-current liabilities	415,555	555,307	78,213

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2021, 2022 and 2023:

	Year Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating data:
Revenue	225,559	268,654	166,859	23,502
Loss from operations	(554,579)	(207,143)	(167,920)	(23,651)
Net realized and unrealized gains from investments	5,107,283	1,962,039	1,357,034	191,134
Net income	4,505,646	1,772,444	1,204,643	169,670